Subsequent Events	12 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

The Company has evaluated subsequent events after the consolidated balance sheet date through February 14, 2025, the date the consolidated financial statements were available for issuance. Management has determined that no significant events or transactions have occurred subsequent to the balance sheet date that require both recognition and disclosure in the consolidated financial statements, except those disclosed below.

On September 14, 2024, the Company entered into the Finder’s Agreement with Network 1 Financial Securities, Inc. (“Network 1”). Pursuant to the Finder’s Agreement, the Company agreed to compensate Network 1 with the cash fee of 7.0% of the aggregate gross proceeds and the stock fee of 500,000 Ordinary Shares for professional services to be provided by Network 1 with the effective date of October 1, 2024.

On October 1, 2024, the Company entered into an ordinary share purchase agreement (the “White Lion Purchase Agreement”) and a Registration Rights Agreement with White Lion Capital, LLC, a Nevada limited liability company (“White Lion”). Pursuant to the White Lion Purchase Agreement, the Company has the right, but not the obligation, to require White Lion to purchase, from time to time, up to $30,000,000 in aggregate gross purchase price of newly issued Ordinary Shares, subject to certain limitations and conditions set forth in the White Lion Purchase Agreement.